Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Time Share Revenue	$ 98,340,000	$ 58,687,000	$ 318,555,000	$ 211,321,000	$ 214,764,000
Provision for Uncollectible Vacation Interest Sales Revenue	(6,672,000)	(4,115,000)	(25,457,000)	(16,562,000)	(12,655,000)
Vacation Interest Net	91,668,000	54,572,000	293,098,000	194,759,000	202,109,000
Percentage of minimum downpayment for initial investment	10.00%
Advertising Expense			$ 5,500,000	$ 4,500,000	$ 1,900,000